Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Class A shares Ordinary shares	Class B shares Ordinary shares	Total Ordinary Shares	Additional Par value	Additional Paid-in capital	(Accumulated deficits)/retained earnings	Accumulated other comprehensive income	Non- controlling interests	Treasury Stock	Total
Balance at Dec. 31, 2018				$ 6	$ (6)	$ (135)	$ 5			$ (130)
Balance (in Shares) at Dec. 31, 2018	46,051,534	16,409,405	62,460,939
Net income (loss)						1,470				1,470
Foreign currency translation						5	(21)			(16)
Balance at Dec. 31, 2019				6	(6)	1,340	(16)			1,324
Balance (in Shares) at Dec. 31, 2019	46,051,534	16,409,405	62,460,939
Acquisition of China Rapid Finance				7	9,654					9,661
Acquisition of China Rapid Finance (in Shares)	66,700,624	5,935,606	72,636,230
Cash paid by investors pursuant to reverse acquisition					1,000					1,000
Issuance of Class A Ordinary Shares and warrant closed on July 1, 2020, August 27, 2020, November 3, 2020				19	38,425					38,444
Issuance of Class A Ordinary Shares and warrant closed on July 1, 2020, August 27, 2020, November 3, 2020 (in Shares)	186,363,343		186,363,343
Issuance of Class A Ordinary Shares and warrant				3	3,575					3,578
Issuance of Class A Ordinary Shares and warrant (in Shares)	52,000,000		26,000,000						(26,000,000)
Share based compensation granted to management				1	952		(2)			951
Share based compensation granted to management (in Shares)	2,501,484	2,123,641	4,625,125
Net income (loss)						4,404				4,404
Foreign currency translation				24		94	756			874
Balance at Dec. 31, 2020				60	53,600	5,838	738			60,236
Balance (in Shares) at Dec. 31, 2020	353,616,985	24,468,652	352,085,637						(26,000,000)
Issuance of Class A Ordinary Shares and warrant				194	585,645					585,839
Issuance of Class A Ordinary Shares and warrant (in Shares)	2,636,058,227		1,965,258,227						(670,800,000)
Share-based compensation				12	33,141					33,153
Share-based compensation (in Shares)	47,587,500	73,253,873	120,841,373
Net income (loss)						(49,251)		200		(49,051)
Foreign currency translation							3,392			3,392
Balance at Dec. 31, 2021				$ 266	$ 672,386	$ (43,413)	$ 4,130	$ 200		$ 633,569
Balance (in Shares) at Dec. 31, 2021	3,037,262,712	97,722,525	2,438,185,237						(696,800,000)